Information about financial instruments - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	$ 81,722	$ 65,141	$ 66,071
Increase (decrease) through financing cash flows	(56,847)	8,696	2,247
Increase (decrease) through effect of changes in foreign exchange rates	(310)	474	(664)
Increase (decrease) through non-cash interest	17,216	10,217	8,853
Increase (decrease) through non-cash impact of amendment	0	(247)	(671)
Increase (decrease) through other changes			(10,695)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(24,118)	(2,559)
Liabilities arising from financing activities ending balance	17,663	81,722	65,141
Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	7,862	10,394	15,560
Increase (decrease) through financing cash flows	5,267	(466)	406
Increase (decrease) through effect of changes in foreign exchange rates	(244)	182	(365)
Increase (decrease) through non-cash interest	9	225	266
Increase (decrease) through non-cash impact of amendment			0
Increase (decrease) through other changes			(5,473)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(745)	(2,473)
Liabilities arising from financing activities ending balance	12,149	7,862	10,394
Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	52,278	43,455	36,373
Increase (decrease) through financing cash flows	(54,935)		0
Increase (decrease) through effect of changes in foreign exchange rates			0
Increase (decrease) through non-cash interest	16,277	9,152	7,762
Increase (decrease) through non-cash impact of amendment		(247)	(671)
Increase (decrease) through other changes			(9)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(13,620)	(82)
Liabilities arising from financing activities ending balance	0	52,278	43,455
Unsecured related party loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	8,922	0
Increase (decrease) through financing cash flows	(9,000)	9,000
Increase (decrease) through effect of changes in foreign exchange rates	0	0
Increase (decrease) through non-cash interest	502	127
Increase (decrease) through non-cash impact of amendment		0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(424)	(205)
Liabilities arising from financing activities ending balance	0	8,922	0
Lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	3,116	3,569	4,620
Increase (decrease) through financing cash flows	(1,508)	(1,321)	(1,205)
Increase (decrease) through effect of changes in foreign exchange rates	(28)	113	(298)
Increase (decrease) through non-cash interest	322	479	571
Increase (decrease) through non-cash impact of amendment		0	0
Increase (decrease) through other changes			(119)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(130)	276
Liabilities arising from financing activities ending balance	1,772	3,116	3,569
Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	9,544	7,723	9,518
Increase (decrease) through financing cash flows	3,329	1,483	3,046
Increase (decrease) through effect of changes in foreign exchange rates	(38)	179	(1)
Increase (decrease) through non-cash interest	106	234	254
Increase (decrease) through non-cash impact of amendment		0	0
Increase (decrease) through other changes			(5,094)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(9,199)	(75)
Liabilities arising from financing activities ending balance	$ 3,742	9,544	7,723
Previously stated
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		65,141
Liabilities arising from financing activities ending balance			65,141
Previously stated | Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		10,394
Liabilities arising from financing activities ending balance			10,394
Previously stated | Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		43,455
Liabilities arising from financing activities ending balance			43,455
Previously stated | Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance		$ 7,723
Liabilities arising from financing activities ending balance			$ 7,723